UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Money Market Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 35.3%
ASSET BACKED - FINANCIAL SERVICES  (E) -- 35.3%
  Brahms Funding
     5.313%, 05/23/07                              $   5,000        $     4,984
  Carrera Capital Finance LLC
     5.317%, 05/04/07                                 25,000             24,989
  Charta
     5.301%, 05/21/07                                 20,000             19,942
  Cheyne Finance LLC
     5.320%, 07/12/07                                 25,000             24,737
  Citius
     5.319%, 06/25/07                                 20,000             19,839
  Concord Minutemen Capital
     5.350%, 10/10/07                                 25,000             24,414
  Deer Valley
     5.305%, 05/02/07                                 15,000             14,998
  FCAR Owner Trust I
     5.345%, 08/07/07                                 13,000             12,815
  FCAR Owner Trust II
     5.321%, 06/15/07                                 20,000             19,868
  Giro Balanced Funding
     5.305%, 05/29/07                                 10,000             9,959
  Giro Balanced Funding US
     1.280%, 05/14/07                                 25,000             24,952
  Greyhawk Funding LLC
     5.320%, 07/12/07                                 25,000             24,737
  KKR Atlantic Funding
     5.324%, 05/23/07                                 15,000             14,951
  KKR Pacific Trust
     5.325%, 05/29/07                                  9,000              8,963
  Klio III Funding
     5.318%, 07/20/07                                 20,000             19,767
  Park Granada LLC
     5.290%, 05/30/07                                 20,000             19,915
  Rhineland Funding
     5.280%, 07/12/07                                  5,000              4,947
  Thornburg Mortgage Capital
     5.326%, 05/08/07                                  8,000              7,992
     5.325%, 05/24/07                                 25,000             24,916
     5.317%, 05/25/07                                 15,000             14,947
  Victory Receivables
     5.314%, 05/14/07                                 25,000             24,952
     5.294%, 05/21/07                                 25,000             24,927
                                                                    ------------
Total Commercial Paper
  (Cost $392,511) ($ Thousands)                                         392,511
                                                                    ------------

CORPORATE BONDS -- 33.8%
ASSET BACKED - FINANCIAL SERVICES (E) -- 6.7%
  Atlas Capital Funding MTN
     5.310%, 05/15/07 to 05/26/07 (B) (F)             55,000             55,000
  Irish Life & Permanent PLC
     5.340%, 05/22/07                                 14,000             14,002
  K2 LLC MTN
     5.320%, 07/24/07                                  5,000              4,999
                                                                    ------------
                                                                         74,001
                                                                    ------------


--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
ASSET BACKED - OTHER (B) (E) (F)-- 17.0%
  Cheyne Finance MTN
     5.312%, 06/25/07                              $ 10,000         $     9,998
  Cullinan Finance MTN
     5.320%, 05/15/07                                 25,000             24,999
  Holmes Finance PLC, Ser 10A, Cl 1A
     5.290%, 05/15/07                                 30,000             30,000
  Morgan Stanley Asset Funding
     5.462%, 05/01/07                                 25,000             25,000
  Paragon Mortgages PLC, Ser 10A, Cl A1
     5.300%, 05/15/07                                 10,542             10,542
  Paragon Mortgages PLC, Ser 13A, Cl A1
     5.310%, 05/15/07                                 24,036             24,036
  Sedna Finance MTN
     5.325%, 06/08/07                                 15,000             15,000
  Sigma Finance MTN
     5.290%, 05/10/07                                  8,800              8,798
  Tango Finance  MTN
     5.322%, 07/16/07                                 25,000             24,999
  Whistlejacket Capital MTN
     5.320%, 05/21/07 to 05/28/07                     16,000             15,999
                                                                    ------------
                                                                        189,371
                                                                    ------------
BANKS (B) (F) -- 9.2%
  BNP Paribas
     5.320%, 06/16/07                                  9,000              9,000
  Banque Federative du Credit Mutuel
     5.320%, 05/13/07                                  2,000              2,000
  Comerica Bank
     5.333%, 07/20/07                                 21,000             20,999
  Natexis Banques Populaires LLC NY
     5.350%, 05/09/07                                 35,000             35,000
  Northern Rock PLC
     5.340%, 05/05/07                                 10,000             10,000
  Westpac Banking NY
     5.340%, 06/12/07                                 25,000             25,000
                                                                    ------------
                                                                        101,999
                                                                    ------------
INVESTMENT BANKER/BROKER DEALER (C) -- 0.9%
  Goldman Sachs Group
     5.380%, 05/13/07                                 10,000             10,000
                                                                    ------------
Total Corporate Bonds
  (Cost $375,371) ($ Thousands)                                         375,371
                                                                    ------------

CERTIFICATES OF DEPOSIT -- 20.8%
  BNP Paribas (B)
        5.306%, 06/26/07                              30,000             29,997
  Barclays
        5.450%, 06/12/07                              14,000             14,000
  Barclays Bank PLC NY
        5.500%, 06/18/07                               4,000              4,000
  Caylon (B)
        5.305%, 06/27/07                              30,000             29,997
  Concord Minutemen Capital
        5.310%, 05/13/07                              15,000             15,000
  Credit Agricole
        5.520%, 06/18/07                               4,000              4,000
  Credit Suisse First Boston NY
        5.420%, 01/16/08                              14,000             14,000

--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Money Market Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
  Deutsche Bank NY
     5.400%, 11/21/07                              $   9,000        $     9,000
  Monument Gardens Funding LLC
     5.310%, 05/08/07                                 25,000             24,974
     5.350%, 08/08/07                                 26,815             26,431
  Natexis Banq Populair LLC NY (B)
     5.410%, 08/11/07                                 15,000             15,000
  Ormond Quay Funding
     5.280%, 05/17/07                                 25,000             24,998
  Societe Generale
     5.500%, 06/18/07                                  4,000              4,000
  Swedbank (B)
     5.309%, 06/15/07                                 16,000             15,999
                                                                    ------------
Total Certificates of Deposit
  (Cost $231,396) ($ Thousands)                                         231,396
                                                                    ------------

INSURANCE FUNDING AGREEMENTS (B) (C) (G) -- 3.6%
  Metropolitan Life Insurance
     5.435%, 07/15/07                                 30,000             30,000
  Monumental Life Insurance
     5.520%, 06/01/07                                  9,500              9,500
                                                                    ------------
Total Insurance Funding Agreements
  (Cost $39,500) ($ Thousands)                                           39,500
                                                                    ------------

MUNICIPAL BOND (B) -- 0.5%
TEXAS -- 0.5%
  Texas State, Veterans Funding II Project,
     Ser D, GO
     5.310%, 05/02/07                                  5,270              5,270
                                                                    ------------
Total Municipal Bond
  (Cost $5,270) ($ Thousands)                                             5,270
                                                                    ------------

REPURCHASE AGREEMENT (D) -- 5.9%
  Deutsche Repurchase
     5.220%, dated 04/30/07, to be
     repurchase on 05/01/07,
     repurchase price $65,293,466
     (collateralized by various
     FHLB/FHLMC obligations, ranging
     in par value $90,000-$3,199,000,
     0.000%-6.750%, 09/21/07-
     03/15/31, with total market value
     $66,590,416                                      65,284             65,284
                                                                    ------------
Total Repurchase Agreement
  (Cost $65,284) ($ Thousands)                                           65,284
                                                                    ------------

Total Investments -- 99.9%
  (Cost $1,109,332) ($ Thousands)+                                  $ 1,109,332
                                                                    ============
Percentages are based on Net Assets of $1,110,696 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C) Securities considered illiquid. The total value of such securities as of April 30, 2007 was $49,500 ($ Thousands) and represented 4.46 % of Net Assets.
(D) Tri-Party Repurchase Agreement
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of April 30, 2007 was $346,370 ($Thousands) and represented 31.18% of net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) This security considered restricted. The total value of such securities as of April 30, 2007 was $39,500 ($ Thousands) and represented 3.56% of Net Assets.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Money Market Fund
April 30, 2007

--------------------------------------------------------------------------------


Restricted Securities -- At April 30, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2007, were as follows:

------------------------------------------------------------------------------------------------------------

                                   NUMBER
                                     OF       ACQUISITION         COST          MARKET VALUE     % OF NET
 SECURITY DESCRIPTION              SHARES        DATE         ($ THOUSANDS)     ($ THOUSANDS)      ASSETS
------------------------------------------------------------------------------------------------------------

Metropolitan Life Insurance
  5.453%, 07/15/07                30,000       05/01/03        $30,000            $30,000          2.70%
Monumental Life Insurance
  5.560%, 06/01/07                 9,500       03/21/03          9,500              9,500          0.86
                                                               -------            -------          ----
                                                               $39,500            $39,500          3.56%
                                                               =======            =======          ====







--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Government Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.7%
  FFCB (A)
     5.260%, 06/08/07                              $  50,000        $    50,000
     5.250%, 06/27/07                                 10,000             10,000
     5.220%, 05/24/07                                 10,000              9,997
  FFCB, Ser 1 (A)
     5.240%, 07/27/07                                 30,000             29,999
  FHLB (A)
     5.230%, 05/14/07                                 10,000              9,998
     5.220%, 06/08/07                                 40,000             39,986
     5.196%, 07/31/07                                 45,000             44,994
  FHLB, Ser 1 (A)
     5.190%, 07/04/07                                 30,000             29,988
  FHLB, Ser 636 (A)
        5.220%, 05/10/07                              25,000             24,997
  FHLMC (A)
     5.220%, 06/19/07                                 30,000             29,999
     5.215%, 07/06/07                                 35,000             34,998
  FNMA
     5.210%, 06/21/07 (A)                             25,000             24,999
     4.750%, 08/03/07                                 30,058             30,011
     3.000%, 08/15/07                                 30,553             30,351
                                                                    ------------
Total U.S. Government Agency Obligations
  (Cost $400,317) ($ Thousands)                                         400,317
                                                                    ------------

REPURCHASE AGREEMENTS (B) -- 53.2%
  ABN Amro
     5.210%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $193,027,931
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $2,301,000-
     $20,000,000, 0.000%-5.220%,
     08/28/07-06/29/15, with total
     market value $196,860,236)                      193,000            193,000
  Barclays Capital
     5.210%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $193,027,931
     (collateralized by various
     FHLMC/FNMA obligations,
     ranging in par value $24,925,000-
     $174,324,000, 0.000%-0.000%,
     07/11/07-10/22/07, with total
     market value $196,860,233)                      193,000            193,000
  Deutsche Bank
     5.220%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $69,114,020
     (collateralized by various
     FHLB/FNMA obligations, ranging
     in par value $11,355,000-
     $32,625,000, 5.000%-5.300%,
     11/08/07-03/12/10, with total
     market value $70,488,714)                        69,104             69,104
                                                                    ------------
Total Repurchase Agreements
  (Cost $455,104) ($ Thousands)                                         455,104
                                                                    ------------

Total Investments -- 99.9%
  (Cost $855,421) ($ Thousands)+                                    $   855,421
                                                                    ============
Percentages are based on Net Assets of $855,904 ($ Thousands).



(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Tri-Party Repurchase Agreement

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Government II Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS --100.0%
  FFCB (B)
     5.200%, 05/01/07                              $  10,000        $    10,000
     5.210%, 05/11/07 to 07/23/07                     78,000             77,986
     5.185%, 05/13/07                                 10,000              9,999
     5.180%, 05/28/07 to 06/18/07                     23,050             23,045
     5.190%, 05/30/07                                 25,000             24,997
     5.230%, 06/10/07                                 30,000             29,995
     5.250%, 06/27/07                                 10,000             10,000
     5.220%, 07/24/07                                 40,000             39,988
  FFCB DN (A)
     5.130%, 05/16/07                                 49,720             49,614
  FFCB, Ser 1
     5.165%, 05/14/07                                 25,000             24,992
     5.170%, 05/19/07 (B)                              5,000              4,999
     5.240%, 07/27/07 (B)                             30,000             29,999
     5.185%, 01/25/08                                  5,000              5,000
     5.195%, 10/24/08                                 50,000             49,977
  FHLB
     7.625%, 05/15/07                                  4,000              4,003
     5.125%, 05/15/07 to 05/22/07                      7,175              7,175
     5.250%, 06/08/07                                  2,600              2,600
     2.650%, 07/12/07                                    100                 99
     5.380%, 04/09/08                                  5,000              5,000
  FHLB (B)
     5.230%, 05/24/07                                 10,000              9,998
     5.200%, 06/19/07                                 25,000             24,992
     5.190%, 06/20/07 to 07/10/07                     51,000             50,984
     5.196%, 07/17/07 to 07/31/07                     50,000             49,990
     5.220%, 06/08/07                                 20,000             19,993
     5.180%, 06/18/08                                 15,000             14,994
     5.205%, 10/16/08                                 40,000             39,988
  FHLB DN (A)
     5.081%, 05/01/07                                 48,989             48,989
     5.112%, 05/09/07                                  3,676              3,672
     5.201%, 05/16/07                                 14,145             14,115
     5.204%, 05/18/07                                  5,193              5,180
  FHLB, Ser 469
     3.375%, 09/14/07                                    815                809
  FHLB, Ser 613 (B)
     5.180%, 05/02/07                                 75,000             74,996
  FHLB, Ser 636 (B)
     5.220%, 05/10/07                                 25,000             24,997
                                                                    ------------
Total U.S. Government Agency Obligations
  (Cost $793,165) ($ Thousands)                                         793,165
                                                                    ------------

Total Investments -- 100.0%
  (Cost $793,165) ($ Thousands)+                                    $   793,165
                                                                    ============
Percentages are based on Net Assets of $793,310 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.



For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Prime Obligation Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) -- 59.9%
ASSET BACKED - FINANCIAL SERVICES (E) -- 59.9%
  Brahms Funding
     5.330%, 05/01/07                              $ 107,116        $   107,116
  Charta
     5.301%, 05/21/07                                 75,000             74,781
  Citius
     5.319%, 06/25/07                                 80,388             79,741
  Citius I Funding
     5.325%, 05/14/07                                 84,851             84,689
  Concord Minutemen Capital
     5.310%, 05/13/07                                 84,615             84,614
     5.350%, 10/10/07                                160,433            156,672
  Crown Point Capital
     5.319%, 05/11/07                                 10,373             10,358
     5.323%, 05/16/07                                 80,758             80,580
  Curzon Funding LLC
     5.315%, 07/10/07                                 36,686             36,312
  Dakota Notes
     5.317%, 05/25/07                                 75,000             74,737
  FCAR Owner Trust I
     5.339%, 07/09/07 to 08/24/07                     80,000             78,765
     5.350%, 07/24/07                                150,000            148,176
  FCAR Owner Trust II
     5.321%, 06/15/07                                 60,000             59,604
     5.359%, 07/23/07                                 20,500             20,253
  Girbal
     5.331%, 07/16/07                                136,831            135,312
  Giro Balanced Funding
     5.324%, 05/15/07                                 20,899             20,856
  Giro Balanced Funding US
     5.314%, 05/14/07                                 30,000             29,943
  Giro Funding
     5.305%, 05/07/07                                 75,000             74,934
     5.317%, 07/20/07                                 35,051             34,642
  Gotfun
     5.299%, 05/11/07                                 91,001             90,868
  Grampian Funding LLC
     5.344%, 07/24/07                                 75,000             74,089
  Greyhawk Funding
     5.307%, 05/21/07                                100,000             99,707
  Greyhawk Funding LLC
     5.320%, 07/12/07                                 50,000             49,475
  KKR Atlantic Funding
     5.324%, 05/23/07                                100,000             99,676
  Klio II
     5.321%, 06/22/07                                100,968            100,199
  Klio III Funding
     5.318%, 07/13/07 to 07/20/07                    124,903            123,490
     5.320%, 07/19/07 to 07/24/07                    117,018            115,612
  Lexington Parker Capital LLC
     5.317%, 05/14/07                                 45,194             45,108
  Manasf
     5.302%, 05/14/07                                100,000             99,809
     5.319%, 07/20/07                                100,000             98,834
  Manhattan Asset Funding
     5.310%, 06/01/07                                 33,921             33,767
  Millstone Funding
     5.318%, 05/25/07                                 75,000             74,738
  New Center Asset Trust
     5.340%, 08/03/07                                 85,300             84,140
     5.347%, 08/17/07                                100,000             98,437
  Ormond Quay Funding LLC (B)
     5.280%, 05/30/07                                 50,000             49,995

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  Park Granada LLC
     5.316%, 05/30/07                              $  20,000        $    19,915
     5.310%, 06/14/07                                125,000            124,195
  Silver Tower
     5.320%, 05/21/07                                 16,000             15,953
  Thornburg Mortgage Capital
     5.326%, 05/15/07                                 85,000             84,825
     5.317%, 05/24/07                                100,000             99,662
  Versai
     5.331%, 07/16/07                                 25,000             24,722
  Versailles LLC
     5.289%, 05/21/07                                100,000             99,707
  Victory Receivables
     5.314%, 05/14/07                                125,000            124,761
     5.303%, 05/18/07                                100,000             99,751
  Victory Recievables
     5.303%, 05/04/07                                 50,000             49,978
                                                                    -----------
Total Commercial Paper
     (Cost $3,473,498) ($ Thousands)                                  3,473,498
                                                                    -----------

CORPORATE BONDS -- 26.9%
ASSET BACKED - FINANCIAL SERVICES  (B) (E) (F)-- 5.2%
  Atlas Capital Funding MTN
     5.310%, 05/15/07 to 05/26/07                    165,000            165,000
  CC USA MTN
     5.325%, 05/25/07                                 75,000             74,999
  K2 LLC MTN
     5.320%, 07/24/07                                 23,000             22,998
  Stanfield Victoria Funding LLC MTN
     5.325%, 06/27/07                                 40,000             39,996
                                                                    -----------
                                                                        302,993
                                                                    -----------
ASSET BACKED - OTHER (B) (E) (F)-- 17.8%
  Cheyne Finance MTN
     5.312%, 06/25/07                                 77,000             76,981
     5.325%, 07/25/07                                 50,000             49,998
  Cheyne Finance PLC MTN
     5.315%, 07/25/07                                125,000            124,978
  Cullinan Finance MTN
     5.320%, 05/15/07 to 06/03/07                    150,000            149,991
  Cullinan Finance MTN, Ser 1
     5.320%, 05/25/07                                 50,000             50,000
  Kestrel Funding US
     5.320%, 06/27/07                                100,000             99,982
  Morgan Stanley Asset Funding
     5.462%, 05/01/07                                 75,000             75,000
  Sedna Finance MTN
     5.325%, 06/08/07 to 06/29/07                    125,000            125,000
  Sedna Finance MTN, Ser 1
     5.300%, 05/21/07                                100,000            100,000
  Sigma Finance MTN
     5.370%, 05/21/07                                  5,000              5,001
  Stanfield Victoria
     5.320%, 06/20/07                                 80,000             79,986
  Tango Finance MTN
     5.370%, 05/16/07                                 15,000             15,002
     5.320%, 05/20/07                                  5,000              5,000
  Whistlejacket Capital MTN
     5.320%, 05/21/07 to 05/28/07                     77,750             77,745
                                                                    -----------
                                                                      1,034,664
                                                                    -----------

--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Prime Obligation Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

BANKS (B)  -- 1.1%
  National City Bank
     5.315%, 06/18/07                              $  65,500        $    65,496
                                                                    -----------
                                                                         65,496
                                                                    -----------
FINANCIAL SERVICES -- 2.4%
  Cullinan Finance
     5.320%, 06/25/07                                 75,000             74,980
  JP Morgan Chase
     5.300%, 05/11/07                                 61,000             61,000
                                                                    -----------
                                                                        135,980
                                                                    -----------
INVESTMENT BANKER/BROKER DEALER (C) -- 0.4%
  Goldman Sachs Group
     5.380%, 05/13/07                                 20,000             20,000
                                                                    -----------
Total Corporate Bonds
  (Cost $1,559,133) ($ Thousands)                                     1,559,133
                                                                    -----------

INSURANCE FUNDING AGREEMENTS (B)(C)(G) -- 4.5%
  Metropolitan Life Insurance
     5.435%, 07/15/07                                160,000            160,000
  Monumental Life Insurance
     5.520%, 06/01/07                                101,500            101,500
                                                                    -----------
Total Insurance Funding Agreements
(Cost $261,500) ($ Thousands)                                           261,500
                                                                    -----------

CERTIFICATES OF DEPOSIT -- 2.2%
  Concord Minutemen Capital
     5.310%, 05/13/07                                 30,000             30,000
  Georgetown Funding
     5.308%, 05/18/07                                100,000             99,750
                                                                    -----------
Total Certificates of Deposit
  (Cost $129,750) ($ Thousands)                                         129,750
                                                                    -----------

MUNICIPAL BOND (B) -- 0.2%
  Texas State, Veterans Funding I Project,
     Ser C, GO
        5.310%, 05/02/07                              13,700             13,700
                                                                    -----------
Total Municipal Bond
  (Cost $13,700) ($ Thousands)                                           13,700
                                                                    -----------
--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (D) -- 6.5%
  Deutsche Bank
     5.220%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $376,029,516
     (collateralized by various FHLB/
     FHLMC/FNMA obligations, ranging
     in par value $2,879,000-$100,000,000,
     0.000%-7.250%, 07/18/07-12/17/29,
     with total market value $383,495,217)         $ 375,975        $   375,975
                                                                    -----------
Total Repurchase Agreement
  (Cost $375,975) ($ Thousands)                                         375,975
                                                                    -----------

Total Investments -- 100.2%
  (Cost $5,813,556) ($ Thousands)+                                  $ 5,813,556
                                                                    ===========
Percentages are based on Net Assets of $5,801,376 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C) Securities considered illiquid. The total value of such securities as of April 30, 2007 was $281,500 ($ Thousands) and represented 4.85% of Net Assets.
(D) Tri-Party Repurchase Agreement
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of April 30, 2007 was $1,337,657 ($Thousands) and represented 23.06% of Net Assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) This security considered restricted. The total value of such securities as of April 30, 2007 was $261,500 ($ Thousands) and represented 4.51% of Net Assets.

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Prime Obligation Fund
April 30, 2007

--------------------------------------------------------------------------------

Restricted Securities -- At April 30, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2007, were as follows:

----------------------------------------------------------------------------------------------------------------------

                                     NUMBER
                                       OF       ACQUISITION         COST           MARKET VALUE          % OF NET
 SECURITY DESCRIPTION                SHARES        DATE         ($ THOUSANDS)      ($ THOUSANDS)          ASSETS
----------------------------------------------------------------------------------------------------------------------

Metropolitan Life Insurance
  5.453%, 07/15/07                    160,000    05/01/03       $    160,000         $    160,000           2.76  %
Monumental Life Insurance
  5.560%, 06/01/07                    101,500    03/21/03            101,500              101,500           1.75
                                                                -------------       --------------       --------

                                                                $    261,500         $    261,500           4.51  %
                                                                =============       ==============       ========



--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Treasury Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (A) -- 100.4%
  Barclays Capital
     5.120%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $205,707,252,
     collateralized by various U.S.
     Treasury Notes, ranging in par
     value $25,911,000-$100,000,000,
     3.625%-5.125%, 01/15/08-
     02/15/09, with total market value
     $209,791,759)                                 $ 205,678        $   205,678
  BNP Paribas
     5.110%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $215,030,518,
     collateralized by various U.S.
     Treasury Bills and Bond, ranging
     in par value $59,418,000-
     $105,425,000, 0.000%-3.625%,
     06/14/07-04/15/28, with total
     market value $219,300,550)                      215,000            215,000
  Deutsche Bank
     5.130%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $215,030,638,
     collateralized by various U.S.
     Treasury Bills, Bonds and Notes,
     ranging in par value $2,121,000-
     $90,081,000, 0.000%-6.875%,
     08/15/07-08/15/25, with total
     market value $219,300,196)                      215,000            215,000
  Lehman Brothers
     5.110%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $100,014,194,
     collateralized by a U.S. Treasury
     Note, par value $102,890,000,
     3.375%, 12/15/08, with total
     market value $102,001,019)                      100,000            100,000
  Morgan Stanley
     5.110%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $215,030,518,
     collateralized by various U.S.
     Treasury Notes, ranging in par
     value $172,000-$58,679,000,
     0.000%-0.000%, 08/15/12-
     11/15/15, with total market value
     $219,300,237)                                   215,000            215,000
                                                                    ------------
Total Repurchase Agreements
  (Cost $950,678) ($ Thousands)                                         950,678
                                                                    ------------

Total Investments -- 100.4%
  (Cost $950,678) ($ Thousands)                                     $   950,678
                                                                    ============
Percentages are based on Net Assets of $947,256 ($ Thousands).

(A) Tri-Party Repurchase Agreement

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.



For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Treasury II Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.7%
  U.S. Treasury Bills (A)
     4.403%, 05/03/07                              $  36,021        $    36,011
     4.819%, 05/10/07                                 13,234             13,218
     4.836%, 05/17/07                                 10,000              9,979
     4.876%, 05/24/07                                 16,000             15,950
     4.932%, 06/07/07                                  8,000              7,960
     4.865%, 06/14/07                                  4,000              3,976
     4.919%, 06/21/07 to 06/28/07                      8,000              7,941
     4.967%, 07/05/07                                  4,000              3,965
     4.930%, 07/12/07                                  4,000              3,961
     4.922%, 07/19/07                                  6,000              5,936
     4.874%, 07/26/07                                  4,000              3,954
     4.861%, 08/02/07                                  4,000              3,950
  U.S. Treasury Notes
     4.375%, 05/15/07                                 58,000             57,984
     3.125%, 05/15/07                                 10,000              9,993
                                                                    ------------
Total U.S. Treasury Obligations
  (Cost $184,778) ($ Thousands)                                         184,778
                                                                    ------------

Total Investments -- 99.7%
  (Cost $184,778) ($ Thousands)+                                    $   184,778
                                                                    ============
Percentages are based on Net Assets of $185,402 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.









--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Short-Duration Government Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 58.5%
  FHLMC
     7.375%, 09/01/18                              $      12        $        12
     7.287%, 03/01/19                                     48                 48
     7.250%, 01/01/18 to 09/01/20                         68                 69
     7.125%, 07/01/18 to 11/01/20                         25                 25
     7.000%, 02/01/16 to 11/01/18                         43                 45
     6.750%, 09/01/16 to 01/01/17                         25                 25
     6.625%, 02/01/16 to 06/01/18                         22                 22
     6.500%, 07/01/16 to 01/01/17                         36                 36
     6.000%, 06/01/21                                  2,680              2,725
  FHLMC (A)
     7.220%, 05/01/07                                    330                335
     7.203%, 05/01/07                                    183                188
     7.191%, 05/01/07                                  4,494              4,581
     7.185%, 05/01/07                                     76                 77
     7.169%, 05/01/07                                    111                113
     7.136%, 05/01/07                                     99                101
     7.135%, 05/01/07                                     59                 60
     7.132%, 05/01/07                                    264                270
     7.089%, 05/01/07                                     58                 59
     7.046%, 05/01/07                                    275                283
     7.043%, 05/01/07                                    205                209
     7.022%, 05/01/07                                     55                 56
     7.011%, 05/01/07                                      6                  6
     7.000%, 05/01/07                                     55                 55
     6.992%, 05/01/07                                    100                101
     6.875%, 07/01/18                                     44                 44
     6.750%, 05/01/07                                      7                  7
     6.512%, 05/01/07                                    325                324
     6.500%, 05/01/07                                     16                 17
     6.250%, 05/01/07                                      7                  7
  FHLMC REMIC, Ser 2587, Cl ET
     3.700%, 07/15/17                                  1,149              1,108
  FHLMC REMIC, Ser 2617, Cl UN
      4.500%, 08/15/12                                 1,149              1,144
  FHLMC REMIC, Ser 2630, Cl KN
     2.500%, 04/15/13                                  1,445              1,417
  FHLMC REMIC, Ser 2684, Cl GN
     3.250%, 05/15/23                                    898                887
  FHLMC REMIC, Ser 2760, Cl PH
     3.500%, 10/15/21                                  1,192              1,177
  FHLMC REMIC, Ser 2760, Cl PK
     4.500%, 10/15/21                                  1,490              1,481
  FHLMC REMIC, Ser 2890, Cl PJ
     4.500%, 09/15/24                                  2,910              2,881
  FHLMC REMIC, Ser 2975, Cl VT (A)
     5.000%, 05/01/07                                  2,819              2,812
  FHLMC REMIC, Ser T-42, Cl A5
     7.500%, 02/25/42                                  1,168              1,215
  FNMA
     6.775%, 10/01/07                                    526                524
     6.610%, 04/01/09                                    153                155
     6.490%, 08/01/08                                    531                534
     6.229%, 12/01/08                                  1,076              1,074
     6.210%, 08/01/08                                  1,229              1,233
     6.150%, 09/01/08                                  3,086              3,097
     6.130%, 10/01/08                                    141                141
     6.085%, 10/01/08                                    357                358
     6.011%, 06/01/09                                    333                333
     5.735%, 01/01/09                                  1,320              1,327
     5.016%, 02/01/13                                     92                 92
     4.621%, 04/01/13                                    193                190


--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
  FNMA (A)
     7.217%, 05/01/07                              $   1,534        $     1,568
     7.202%, 05/01/07                                  1,517              1,542
     7.089%, 05/01/07                                    735                741
     6.814%, 05/01/07                                  1,988              2,018
     6.377%, 05/01/07                                    376                378
  FNMA REMIC, Ser 1993-32, Cl H
     6.000%, 03/25/23                                    126                126
  FNMA REMIC, Ser 1994-77, Cl FB (A)
     6.843%, 05/25/07                                     26                 27
  FNMA REMIC, Ser 1995-13, Cl C
     6.500%, 10/25/08                                     80                 80
  FNMA REMIC, Ser 2001-53, Cl CA
     5.750%, 06/25/31                                    138                137
  FNMA REMIC, Ser 2002-3, Cl PG
     5.500%, 02/25/17                                  2,000              2,018
  FNMA REMIC, Ser 2002-53, Cl FK (A)
     5.720%, 05/25/07                                    511                512
  FNMA REMIC, Ser 2003-76, Cl CA
     3.750%, 07/25/33                                  1,628              1,494
  FNMA REMIC, Ser 2006-39, Cl PB
     5.500%, 07/25/29                                  2,869              2,882
  FNMA REMIC, Ser 2006-53, Cl PA
     5.500%, 12/25/26                                  4,000              4,016
  FNMA REMIC, Ser 2006-76, Cl QF (A)
     5.720%, 05/25/07                                  4,634              4,667
  FNMA REMIC, Ser G92-61, Cl FA (A)
     5.993%, 05/25/07                                    269                273
  FNMA REMIC, Ser G93-5, Cl Z
     6.500%, 02/25/23                                     55                 57
  FNMA TBA
     7.000%, 04/30/35                                    307                317
     5.500%, 05/15/22                                  4,000              4,005
  GNMA
     7.500%, 01/15/11 to 02/15/11                         32                 33
     6.500%, 04/15/17 to 11/15/36                      2,257              2,318
     6.000%, 06/15/16 to 09/15/19                      1,191              1,211
  GNMA REMIC, Ser 2004-41, Cl ED
     3.750%, 10/20/26                                    408                403
                                                                    ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $64,382) ($ Thousands)                                           63,903
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.6%
  FHLB
     5.250%, 02/13/08                                 30,500             30,518
  FNMA
     5.000%, 03/15/16                                  4,517              4,530
  FNMA, Ser 2006-72, Cl FY (A)
     5.740%, 05/01/07                                  4,942              4,976
  GNMA REMIC, Ser 2006-38, Cl XS, IO (A)
     1.930%, 09/16/35                                    378                 28
                                                                    ------------
Total U.S. Government Agency Obligations
  (Cost $39,865) ($ Thousands)                                           40,052
                                                                    ------------

--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Short-Duration Government Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.2%
  U.S. Treasury Notes (C)
     3.000%, 11/15/07                              $     100        $        99
  U.S. Treasury Notes (TIPS)
     2.375%, 01/15/17                                  3,315              3,366
                                                                    ------------
Total U.S. Treasury Obligations
  (Cost $3,460) ($ Thousands)                                             3,465
                                                                    ------------

REPURCHASE AGREEMENT (B) -- 4.9%
  UBS Securities LLC
    5.270%, dated 04/30/07, to be
    repurchased on 05/01/07, repurchase
    price $5,401,286 (collateralized by
    various U.S. Government obligations,
    ranging in par value
    $2,604,354-$2,935,000, 5.500%-6.000%,
    03/01/37-02/15/47, with total market
    value $5,509,311)                                  5,400              5,400
                                                                    ------------
Total Repurchase Agreement
  (Cost $5,400) ($ Thousands)                                             5,400
                                                                    ------------

Total Investments -- 103.2%
  (Cost $113,107) ($ Thousands)+                                    $   112,820
                                                                    ============
Percentages are based on Net Assets of $109,330 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Tri-Party Repurchase Agreement
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Securities

+ At April 30, 2007, the tax basis cost of the Fund's investments was $113,107, and the unrealized appreciation and depreciation were $389 and $(676) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



A summary of the open futures contracts held by the Fund at April 30, 2007, is as follows:
--------------------------------------------------------------------------------

                  NUMBER OF                                         UNREALIZED
                  CONTRACTS         CONTRACT                       APPRECIATION
     TYPE OF        LONG             VALUE          EXPIRATION    (DEPRECIATION)
    CONTRACT      (SHORT)         ($THOUSANDS)         DATE         ($THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2 Year
Treasury Note        197            $40,330        June 2007         $   87

U.S. 10 Year
Treasury Note        (54)            (5,850)       June 2007            (47)

U.S. 30 Year
Treasury Bond        (41)            (4,582)       June 2007              9
                                                                    ------------
                                                                     $   49
                                                                    ============



--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Intermediate-Duration Government Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 59.5%
  FHLMC
     8.250%, 12/01/07 to 12/01/09                  $      11        $        12
     6.500%, 01/01/18                                     72                 74
     6.000%, 09/01/24                                  1,907              1,935
     5.500%, 06/01/19 to 12/01/20                      1,187              1,192
  FHLMC REMIC, Ser 1599, Cl C
     6.100%, 10/15/23                                    561                567
  FHLMC REMIC, Ser 165, Cl K
     6.500%, 09/15/21                                     26                 25
  FHLMC REMIC, Ser 2586, Cl NK
     3.500%, 08/15/16                                    182                176
  FHLMC REMIC, Ser 2587, Cl ET
     3.700%, 07/15/17                                    664                639
  FHLMC REMIC, Ser 2630, Cl HA
     3.000%, 01/15/17                                  1,526              1,433
  FHLMC REMIC, Ser 2635, Cl NJ
     3.000%, 03/15/17                                    415                393
  FHLMC REMIC, Ser 2760, Cl PH
     3.500%, 10/15/21                                    517                510
  FNMA
     9.500%, 05/01/18                                     63                 68
     8.000%, 05/01/08 to 06/01/08                          9                  9
     7.056%, 08/01/07                                    117                117
     6.800%, 10/01/07                                      4                  4
     6.620%, 01/01/08                                    189                189
     6.460%, 06/01/09                                    542                551
     5.931%, 02/01/12                                    672                694
     5.626%, 12/01/11                                  1,767              1,810
     5.034%, 08/01/15                                    674                673
     3.790%, 07/01/13                                  1,088              1,023
  FNMA REMIC, Ser 2001-51, Cl QN
     6.000%, 10/25/16                                    628                639
  FNMA REMIC, Ser 2004-27, Cl HN
     4.000%, 05/25/16                                    590                579
  GNMA
     8.750%, 07/20/17                                     12                 13
     8.500%, 11/20/16 to 08/20/17                        100                107
     8.250%, 04/15/08 to 07/15/08                         14                 14
     6.000%, 04/15/09 to 09/15/24                      1,035              1,051
  GNMA TBA
     7.500%, 11/15/25 to 09/15/36                        928                966
  Small Business Administration,
   Ser 2005-P10B, Cl 1
     4.940%, 08/10/15                                  1,686              1,677
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $17,344) ($ Thousands)                                           17,140
                                                                    -----------

U.S. TREASURY OBLIGATIONS -- 18.8%
  U.S. Treasury Bonds (A)
     10.375%, 11/15/12                                   200                206
  U.S. Treasury Notes
     4.750%, 03/31/11                                  4,150              4,185
  U.S. Treasury Notes (TIPS)
     2.375%, 01/15/17                                  1,004              1,020
                                                                    -----------
Total U.S. Treasury Obligations
  (Cost $5,344) ($ Thousands)                                             5,411
                                                                    -----------

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.3%
  FHLMC
     6.000%, 06/15/11                              $   1,400        $     1,460
  FNMA, Ser 2006-72, Cl FY (C)
     5.740%, 05/01/07                                  3,782              3,808
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $5,230) ($ Thousands)                                             5,268
                                                                    -----------

REPURCHASE AGREEMENT (B) -- 2.8%
  UBS Securities LLC
    5.240%, dated 04/30/07, to be
    repurchased on 05/01/07,
    repurchase price $804,032
    (collateralized by U.S.
    Government obligation, par value
    $820,000, 6.000%, 03/01/37, with
    total market value $820,113)                         800                800
                                                                    -----------
Total Repurchase Agreement
  (Cost $800) ($ Thousands)                                                 800
                                                                    -----------

Total Investments -- 99.4%
  (Cost $28,718) ($ Thousands)+                                     $    28,619
                                                                    ===========
Percentages are based on Net Assets of $28,802 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Securities

Amounts designated as "--" are $0 or have been rounded to $0.

+ At April 30, 2007, the tax basis cost of the Fund's investments was $28,719, and the unrealized appreciation and depreciation were $185 and $(285) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Intermediate-Duration Government Fund
April 30, 2007

A summary of the open futures contracts held by the Fund at April 30, 2007, is as follows:
--------------------------------------------------------------------------------
                 NUMBER OF                                          UNREALIZED
                 CONTRACTS       CONTRACT                          APPRECIATION
     TYPE OF       LONG           VALUE            EXPIRATION     (DEPRECIATION)
    CONTRACT      (SHORT)      ($THOUSANDS)           DATE         ($THOUSANDS)
--------------------------------------------------------------------------------

U.S. 2 Year
Treasury Note       (36)         $(7,370)          June 2007          $ (4)

U.S. 5 Year
Treasury Note       155           16,403           June 2007            54

U.S. 10 Year
Treasury Note       (24)          (2,600)          June 2007           (20)

U.S. 30 Year
Treasury Bond       (16)          (1,788)          June 2007            (4)
                                                                     -----
                                                                     $  26
                                                                     =====



--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

GNMA Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 91.2%
  FHLMC
     6.500%, 09/01/19                              $     775        $       794
  FNMA
     8.000%, 09/01/14 to 09/01/28                        298                317
     7.000%, 08/01/29 to 09/01/32                        613                640
     6.500%, 09/01/32                                    355                366
  FNMA TBA
     5.500%, 04/30/35                                  8,752              8,654
  GNMA
     12.500%, 06/15/14                                    --                 --
     12.000%, 04/15/14                                    --                 --
     10.000%, 05/15/16 to 04/15/20                        30                 37
     9.500%, 06/15/09 to 11/15/20                        340                358
     9.000%, 12/15/17 to 05/15/22                        314                338
     8.500%, 08/15/08 to 06/15/17                         87                 96
     8.000%, 04/15/17 to 03/15/32                      1,247              1,325
     7.750%, 10/15/26                                     48                 51
     7.500%, 02/15/27 to 05/15/36                      1,873              1,957
     7.250%, 01/15/28                                    190                198
     7.000%, 04/15/19 to 07/15/36                     13,606             14,239
     6.750%, 11/15/27                                     81                 85
     6.500%, 09/15/10 to 01/15/37                     21,454             22,079
     6.000%, 02/15/09 to 02/15/37                     21,225             21,543
     5.500%, 10/15/32 to 09/15/35                     18,957             18,878
     5.000%, 04/15/33 to 02/15/37                     29,531             28,741
     4.500%, 08/15/33 to 01/15/36                     10,447              9,902
  GNMA (A)
     6.000%, 02/15/17                                    594                603
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $131,933) ($ Thousands)                                         131,201
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.8%
  FNMA REMIC, Ser 1990-91, Cl G
     7.000%, 08/25/20                                     62                 64
  FNMA REMIC, Ser 1992-105, Cl B
     7.000%, 06/25/22                                    126                132
  FNMA REMIC, Ser 2002-42, Cl C
     6.000%, 07/25/17                                  1,500              1,545
  GNMA IO
     5.000%, 10/20/33                                 10,589              2,023
  GNMA REMIC, Ser 2002-45, Cl QE
     6.500%, 06/20/32                                  1,900              1,978
  GNMA REMIC, Ser 2003-63, Cl UV
     3.500%, 07/20/30                                  2,421              2,312
  GNMA REMIC, Ser 2006-38, Cl XS, IO (C)
     1.930%, 09/16/35                                  5,031                374
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $8,212) ($ Thousands)                                             8,428
                                                                    -----------

U.S. TREASURY OBLIGATIONS -- 3.0%
  U.S. Treasury Notes (TIPS)
        2.375%, 01/15/17                               4,222              4,287
                                                                    -----------
Total U.S. Treasury Obligations
  (Cost $4,284) ($ Thousands)                                             4,287
                                                                    -----------
--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (B) -- 5.8%
  UBS Securities LLC
     5.240%, dated 04/30/07, to be
     repurchased on 05/01/07,
     repurchase price $8,606,789
     (collateralized by various U.S.
     Government obligations, ranging
     in par value $3,715,873-
     $4,640,000, 6.000%-6.500%,
     01/01/27-04/01/37, with total
     market value $8,469,864)                      $   8,300        $     8,300
                                                                    -----------
Total Repurchase Agreement
  (Cost $8,300) ($ Thousands)                                             8,300
                                                                    -----------

Total Investments -- 105.8%
  (Cost $152,729) ($ Thousands)+                                    $   152,216
                                                                    ===========
Percentages are based on Net Assets of $143,902 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Securities

Amounts designated as "--" are $0 or have been rounded to $0.

+ At April 30, 2007, the tax basis cost of the Fund's investments was $152,749, and the unrealized appreciation and depreciation were $803 and $(1,336) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the open futures contracts held by the Fund at April 30, 2007, is as follows:
--------------------------------------------------------------------------------
                 NUMBER OF                                          UNREALIZED
                 CONTRACTS       CONTRACT                          APPRECIATION
     TYPE OF       LONG           VALUE             EXPIRATION    (DEPRECIATION)
    CONTRACT      (SHORT)      ($THOUSANDS)            DATE        ($THOUSANDS)
--------------------------------------------------------------------------------
U.S. 5 Year
Treasury Note      (11)          $ 1,164            June 2007          $ (6)

U.S. 10 Year
Treasury Note       67             7,258            June 2007            23

U.S. 30 Year
Treasury Bond       19             2,123            June 2007             3
                                                                    ------------
                                                                       $ 20
                                                                    ============

--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES -- 77.3%

AUTOMOTIVE -- 14.1%
  Aesop Funding II LLC, Ser 2005-1A,
     Cl A2 (A)(B)
     5.380%, 05/25/07                              $     800        $       800
  Americredit Automobile Receivables
     Trust, Ser 2004-CA, Cl A3
     3.000%, 03/06/09                                      4                  4
  Americredit Automobile Receivables Trust,
     Ser 2005-CF, Cl A3
     4.470%, 05/06/10                                    473                472
  Americredit Automobile Receivables Trust,
     Ser 2007-AX, Cl A2 (A)
     5.290%, 05/06/07                                  1,020              1,020
  BMW Vehicle Owner Trust, Ser 2004-A, Cl A4
     3.320%, 02/25/09                                    184                183
  BMW Vehicle Owner Trust, Ser 2005-A, Cl A4
     4.280%, 02/25/10                                  1,420              1,408
  Capital Auto Receivables Asset Trust,
     Ser 2005-1, Cl B (A)
     5.695%, 05/15/07                                    440                442
  Capital One Auto Finance Trust,
     Ser 2003-B, Cl A4
     3.180%, 09/15/10                                  1,559              1,548
  Carmax Auto Owner Trust,
     Ser 2004-2, Cl A4
     3.460%, 09/15/11                                    449                442
  Carmax Auto Owner Trust,
     Ser 2005-2, Cl A3 (A)
     4.210%, 05/15/07                                  1,283              1,274
  Carmax Auto Owner Trust,
     Ser 2006-2, Cl A3
     5.150%, 02/15/11                                  1,700              1,701
  Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A4
     2.830%, 09/15/10                                  1,602              1,579
  Chase Manhattan Auto Owner Trust,
     Ser 2006-A, Cl A3
     5.340%, 07/15/10                                  1,490              1,492
  DaimlerChrysler Auto Trust,
     Ser 2005-B, Cl A3
     4.040%, 09/08/09                                    340                338
  DaimlerChrysler Auto Trust,
     Ser 2006-C, Cl A2
     5.250%, 05/08/09                                  1,750              1,750
  Ford Credit Auto Owner Trust,
     Ser 2006-B, Cl A2A
     5.420%, 07/15/09                                  1,418              1,418
  Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl A2
     5.290%, 05/15/07                                    500                500
  Honda Auto Receivables Owner Trust,
     Ser 2005-3, Cl A3
     3.870%, 04/20/09                                    591                587
  Household Automotive Trust,
     Ser 2005-1, Cl A3
     4.150%, 02/17/10                                    948                943
  Household Automotive Trust,
     Ser 2005-3, Cl A3
     4.800%, 10/18/10                                  1,070              1,067
  Household Automotive Trust,
     Ser 2007-1, Cl A2
     5.320%, 05/17/10                                    600                600

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A3
     3.980%, 11/16/09                              $     600        $       595
  Long Beach Auto Receivables Trust,
     Ser 2006-B, Cl A3
     5.170%, 08/15/11                                  1,150              1,150
  M&I Auto Loan Trust,
     Ser 2005-1, Cl A3
     4.830%, 09/21/09                                  2,500              2,493
  Merrill Auto Trust Securitization,
     Ser 2005-1, Cl B (A)
     5.560%, 05/25/07                                    319                319
  Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A4
     3.330%, 10/15/11                                    423                420
  Navistar Financial Corporate Owner Trust,
     Ser 2003-A, Cl A4
     2.240%, 11/15/09                                    786                785
  Nissan Auto Lease Trust,
     Ser 2005-A1, Cl A3
     4.700%, 10/15/08                                    930                929
  Nissan Auto Receivables Owner Trust,
     Ser 2005-C, Cl A3 (A)
     4.190%, 05/16/07                                    688                683
  Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A2
     4.800%, 06/16/08                                    166                166
  Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A3
     4.740%, 09/15/09                                    665                662
  Nissan Auto Receivables Owner Trust,
     Ser 2006-B, Cl A3
     5.160%, 02/15/10                                  1,035              1,034
  Santander Drive Auto Receivables Trust,
     Ser 2007-1, Cl A2
     5.200%, 12/15/10                                  1,540              1,538
  WFS Financial Owner Trust,
     Ser 2003-3, Cl A4
     3.250%, 05/20/11                                  1,573              1,563
  WFS Financial Owner Trust,
     Ser 2005-2, Cl B
     4.570%, 11/19/12                                  1,234              1,225
  Wachovia Auto Owner Trust,
     Ser 2005-B, Cl A3
     4.790%, 04/20/10                                  1,010              1,007
  World Omni Auto Receivables Trust,
     Ser 2004-A, Cl B (D)
     3.620%, 07/12/11                                    401                396
                                                                    -----------
                                                                         34,533
                                                                    -----------
CREDIT CARD -- 10.9%
     Advanta Business Card Master Trust,
     Ser 2005-A4, Cl A4
     4.750%, 01/20/11                                  1,000                996
  Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C1 (A)
     5.830%, 05/20/07                                  1,500              1,506
  Advanta Business Card Master Trust,
     Ser 2006-A3, Cl A
     5.300%, 05/21/12                                  1,250              1,258
  Advanta Business Card Master Trust,
     Ser 2006-B2, Cl B2 (A)
     5.570%, 05/20/07                                  2,000              2,004
  Bank of America Credit Card Trust,
     Ser 2006-C7, Cl C7 (A)
     5.550%, 05/15/07                                  1,000              1,000

--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  Bank of America Credit Card Trust,
     Ser 2007-C1, Cl C1 (A)
     5.610%, 05/26/07                              $   1,250        $     1,254
  Cabela's Master Credit Card Trust,
     Ser 2006-3A, Cl B (A) (B)
     5.520%, 05/15/07                                  2,000              1,998
  Capital One Multi-Asset Executive Trust,
     Ser 2004-B4, Cl B4 (A)
     5.620%, 05/15/07                                  1,550              1,551
  Capital One Multi-Asset Executive Trust,
     Ser 2005-B2, Cl B2 (A)
     5.470%, 05/15/07                                  1,500              1,501
  Capital One Multi-Asset Executive Trust,
     Ser 2007-C2, Cl C2 (A)
     5.620%, 05/15/07                                  1,200              1,200
  Chase Credit Card Master Trust,
     Ser 2004-2, Cl A (A)
     5.360%, 05/15/07                                  1,010              1,010
  Discover Card Master Trust,
     Ser 2004-2, Cl A1 (A)
     5.340%, 05/18/07                                  1,250              1,250
  Discover Card Master Trust,
     Ser 2005-1, Cl B (A)
     5.470%, 05/18/07                                  1,133              1,134
  GE Capital Credit Card Master Trust,
     Ser 2004-2, Cl B (A)
     5.580%, 05/22/07                                  2,000              2,001
  Household Credit Card Master Note Trust,
     Ser 2006-B, Cl A
     5.100%, 06/15/12                                  1,600              1,604
  Metris Master Trust,
     Ser 2005-2, Cl B (A)
     5.200%, 05/20/07                                  1,000              1,000
  Providian Gateway Master Trust,
     Ser 2004-EA, Cl A (A) (B)
     5.450%, 05/01/07                                    565                566
  Providian Gateway Master Trust,
     Ser 2004-FA, Cl A (B)
     3.650%, 11/15/11                                  2,750              2,727
  Washington Mutual Master Note Trust,
     Ser 2006-C2A, Cl C2 (A) (B)
     5.830%, 05/15/07                                  1,300              1,300
                                                                    -----------
                                                                         26,860
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 10.3%
  ACAS Business Loan Trust,
     Ser 2005-1A, Cl A1 (A) (B)
     5.605%, 07/25/07                                  1,000              1,001
  ACAS Business Loan Trust,
     Ser 2007-1A, Cl C,
     6.210%, 08/16/19                                  1,585              1,585
  AICCO Premium Finance Master Trust,
     Ser 2005-1, Cl A (A)
     5.400%, 05/15/07                                  1,470              1,470
  Arkle Master Issuer PLC,
     Ser 2006-1A, Cl M (A) (B)
     5.550%, 05/20/07                                  1,000              1,000
  CIT Equipment Collateral,
     Ser 2005-EF1, Cl A3
     4.420%, 05/20/09                                    809                805
  CNH Equipment Trust,
     Ser 2004-A, Cl A3B
     2.940%, 10/15/08                                    275                274

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  CNH Equipment Trust,
     Ser 2005-A, Cl A3
     4.020%, 04/15/09                              $     457        $       454
  CNH Equipment Trust,
     Ser 2006-B, Cl A3
     5.200%, 06/15/10                                  1,255              1,254
  CNH Wholesale Master Note Trust,
     Ser 2006-1A, Cl B (A) (B)
     5.600%, 05/15/07                                    245                245
  Capital Source Commercial Loan Trust,
     Ser 2003-2A, Cl D (A) (B)
     7.820%, 05/22/07                                     64                 64
  Capital Source Commercial Loan Trust,
     Ser 2004-1A, Cl A2 (A) (B)
     5.650%, 05/20/07                                     91                 91
  Capital Source Commercial Loan Trust,
     Ser 2005-1A, Cl B (A) (B)
     5.600%, 05/20/07                                    440                440
  Capital Source Commercial Loan Trust,
     Ser 2006-1A, Cl C (A) (B)
     5.870%, 05/20/07                                    626                626
  Capital Source Commercial Loan Trust,
     Ser 2006-2A, Cl A2A (A) (B)
     5.530%, 05/20/07                                  1,460              1,460
  Colts Trust,
     Ser 2005-1A, Cl A1 (A) (B)
     5.570%, 06/20/07                                    190                190
  Colts Trust,
     Ser 2005-2A, Cl A (A) (B)
     5.630%, 06/20/07                                  1,950              1,954
  Countrywide Alternative Loan Trust,
     Ser 2007-HY5R, Class 2A1A
     5.544%, 05/01/07                                  1,476              1,477
  GE Commercial Equipment Financing LLC,
     Ser 2005-1, Cl A3A
     3.980%, 03/20/09                                    755                751
  GE Commercial Loan Trust,
     Ser 2006-3, Cl C (A) (B)
     5.910%, 07/19/07                                    888                882
  GE Corporate Aircraft Financing,
     Ser 2005-1A, Cl A1 (A) (B)
     5.390%, 05/25/07                                    292                292
  GE Equipment Small Ticket LLC,
     Ser 2005-1A, Cl B (A) (B)
     4.620%, 05/22/07                                    548                543
  GE Equipment Small Ticket LLC,
     Ser 2005-2A, Cl A4 (B)
     5.010%, 06/22/15                                  2,226              2,225
  Lambda Finance,
     Ser 2005-1A, Cl B3 (A) (B)
     5.730%, 06/08/07                                    840                840
  Madison Park Funding,
     Ser 2007-1A, Cl A1B (A) (B)
     5.610%, 09/24/07                                  1,000                997
  Marlin Leasing Receivables LLC,
     Ser 2005-1A, Cl B (B)
     5.090%, 08/15/12                                    104                103
  Marlin Leasing Receivables LLC,
     Ser 2006-1A, Cl A2 (B)
     5.430%, 11/17/08                                  1,200              1,200
  Merritt Funding Trust,
     Ser 2005-2, Cl B (A) (B)
     6.060%, 06/28/07                                    666                663


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  PFS Financing, Ser 2006-B, Cl A (A) (B)
     5.450%, 06/15/07                              $     965        $       966
  Prima, Ser 2006-1, Cl A1 (B)
     5.420%, 05/01/07                                    983                987
  Superior Wholesale Inventory Financing,
     Ser 2007-AE1, Cl B
     5.620%, 01/15/12                                    110                110
  Superior Wholesale Inventory Finaning Trust,
     Ser 2007-AE1, Cl C
     5.920%, 01/15/12                                    200                200
                                                                    -----------
                                                                         25,149
                                                                    -----------
MORTGAGE RELATED -- 42.0%
  Ace Securities,
     Ser 2006-CW1, Cl A2C (A)
     5.460%, 05/25/07                                    895                893
  Adjustable Rate Mortgage Trust,
     Ser 2005-12, Cl 2A1
     5.710%, 03/25/36                                  2,823              2,845
  Asset Backed Funding Certificates,
     Ser 2006-OPT2, Cl A3B (A)
     5.430%, 05/25/07                                  1,900              1,899
  Asset Securitization,
     Ser 1996-MD6, Cl A6 (A)
     7.910%, 05/11/07                                    860                869
  Bank of America Funding,
     Ser 2005-F, Cl 4A1 (A)
     5.410%, 05/01/07                                    936                937
  Bank of America Funding,
     Ser 2006-D, Cl 3A1 (A)
     5.600%, 05/01/07                                  1,222              1,226
  Bank of America Mortgage Securities,
     Cl 2005-F, Ser 2A2 (A)
     5.020%, 05/01/07                                  2,884              2,863
  Bank of America Mortgage Securities,
     Ser 2005-A, Cl 2A2 (A)
     4.460%, 05/01/07                                  1,833              1,805
  Bank of America Mortgage Securities,
     Ser 2005-H, Cl 2A1 (A)
     4.820%, 05/30/07                                    886                878
  Bank of America Mortgage Securities,
     Ser 2005-J, Cl 2A1 (A)
     5.100%, 05/01/07                                    320                319
  Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-3, Cl 2A1
     5.110%, 05/01/07                                    795                792
  Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-6, Cl 3A1
     5.286%, 05/01/07                                  1,527              1,528
  Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-9. Cl A1
     4.630%, 10/25/35                                  1,531              1,507
  Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2006-1, Cl A1
     4.630%, 02/25/36                                  1,799              1,768
  Bear Stearns Asset Backed Securities,
     Ser 2005-HE11, Cl A2 (A)
     5.570%, 05/25/07                                    275                275

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  Bear Stearns Asset Backed Securities,
     Ser 2006-HE1, Cl 1A1 (A)
     5.410%, 05/25/07                              $     835        $       835
  Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
     6.340%, 06/16/30                                    132                132
  Bear Stearns Commercial Mortgage,
     Ser 2005-12, Cl 11A1 (A)
     5.400%, 05/01/07                                    697                703
  Bear Stearns Commercial Mortgage,
     Ser 2007-TOP2, Cl A2
     6.480%, 02/15/35                                  1,600              1,666
  C-Bass Ltd., Ser 16A, Cl A (A) (B)
     5.596%, 06/06/07                                  1,474              1,471
  Citigroup Commercial Mortgage Trust,
     Ser 2006-FL2, Cl D (A) (B)
     5.530%, 08/15/21                                    510                510
  Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A (A)
     3.920%, 05/01/07                                  1,056              1,072
  Citigroup Mortgage Loan Trust,
     Ser 2006-AR2, Cl 1A1 (A)
     5.640%, 05/01/07                                  1,290              1,295
  Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl M1 (A)
     5.610%, 05/27/07                                  1,325              1,319
  Countrywide Asset-Backed Certificates,
     Ser 2006-2, Cl 2A2 (A)
     5.510%, 05/25/07                                    772                773
  Countrywide Home Loans,
     Ser 2004-29, Cl 1A1 (A)
     5.590%, 05/25/07                                    191                192
  Countrywide Home Loans,
     Ser 2005-7, Cl 1A1 (A)
     5.590%, 05/25/07                                    311                311
  Countrywide Home Loans,
     Ser 2005-HY10, Cl 3A1A (A)
     5.430%, 05/01/07                                  1,137              1,143
  Crusade Global Trust,
     Ser 2003-1, Cl A (A)
     5.557%, 07/17/07                                    665                666
  First Franklin Mortgage Loan,
     Ser 2007-FF1, Cl M2 (A)
     5.580%, 01/25/38                                  1,250              1,245
  First Horizon Mortgage Pass-Through Trust,
     Ser 2005-2, Cl 1A1
     5.500%, 05/25/35                                  2,068              2,065
  First Union-Lehman Brothers,
     Ser 1997-C1, Cl D
     7.500%, 04/18/29                                    262                262
  GE Commercial Loan Trust,
     Ser 2006-2, Cl C (A) (B)
     5.910%, 10/19/16                                    501                499
  GMAC Mortgage Loan,
     Ser 2005-AR6, Cl 2A1 (A)
     5.240%, 05/01/07                                  1,504              1,509
  GMAC Mortgage Loan,
     Ser 2006-HE4, Cl A2 (A)
     5.460%, 05/25/07                                  2,000              1,997
  GSR Mortgage Loan Trust,
     Ser 2005-AR4, Cl 2A1 (A)
     4.988%, 07/25/35                                  2,265              2,287


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  GSR Mortgage Loan Trust,
     Ser 2006-AR1, Cl 2A1 (A)
     5.198%, 01/25/36                              $   2,575        $     2,584
  Granite Master Issuer PLC,
     Ser 2006-1A, Cl A5 (A) (B)
     5.430%, 07/25/07                                  1,215              1,215
  Granite Master Issuer PLC,
     Ser 2006-3, Cl M1 (A)
     5.538%, 07/22/07                                    715                715
  Granite Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (A)
     5.650%, 07/25/07                                    410                409
  Granite Mortgages PLC,
     Ser 2002-2, Cl 1A2 (A)
     5.538%, 07/21/07                                    717                718
  Holmes Master Issuer PLC,
     Ser 2007-1, Cl 1C1
     5.520%, 07/16/07                                    410                410
  Impac CMB Trust,
     Ser 2003-12, Cl A1 (A)
     6.080%, 05/25/07                                    339                339
  Impac CMB Trust,
     Ser 2004-9, Cl 1A1 (A)
     5.700%, 05/25/07                                    600                601
  Impac CMB Trust,
     Ser 2005-2, Cl 1A1 (A)
     5.580%, 05/03/07                                    607                608
  Impac CMB Trust,
     Ser 2005-3, Cl A1 (A)
     5.560%, 05/25/07                                    529                530
  Impac CMB Trust,
     Ser 2005-5, Cl A1 (A)
     5.640%, 05/25/07                                    457                458
  Impac CMB Trust,
     Ser 2005-8, Cl 1A (A)
     5.580%, 05/25/07                                  1,165              1,168
  JP Morgan Mortgage Trust,
     Cl 2005-A6, Cl 7A1 (A)
     4.990%, 05/01/07                                    870                864
  JP Morgan Mortgage Trust,
     Ser 2007-A3, Cl 1A1
     5.540%, 05/01/07                                  1,405              1,404
  John Deere Owner Trust,
     Ser 2007-A, Cl A2
     5.240%, 10/15/09                                    180                180
  Katonah, Ser 7A,
     Cl B (A) (B)
     5.780%, 05/15/07                                  1,200              1,200
  Long Beach Mortgage Loan Trust,
     Ser 2006-6, Cl 2A3 (A)
     5.470%, 05/25/07                                  1,190              1,185
  MLCC  Mortgage Investors,
     Ser 2006-1, Cl 2A1
     5.397%, 02/25/36                                  1,061              1,062
  MLCC Mortgage Investors,
     Ser 2004-G, Cl A1 (A)
     5.360%, 05/25/07                                    240                240
  MLCC Mortgage Investors,
     Ser 2004-HB1, Cl A1 (A)
     5.440%, 05/25/07                                    298                299
  MLCC Mortgage Investors,
     Ser 2005-A, Cl A1 (A)
     5.550%, 05/25/07                                    297                297
  Master Adjustable Rate Mortgage Trust,
     Ser 2004-12, Cl 5A1 (A)
     4.490%, 05/01/07                                    539                540

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  Merrill Lynch Mortgage Investors,
     Ser 2005-A3, Cl A1 (A)
     5.590%, 05/25/07                              $     668        $       661
  Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A (A)
     5.191%, 05/25/07                                  1,157              1,146
  Morgan Stanley Dean Witter Capital I,
     Ser 2006-WMC1, Cl A2B (A)
     5.520%, 05/27/07                                  1,390              1,391
  Morgan Stanley Home Equity Loan,
     Ser 2005-4, Cl A2B (A)
     5.040%, 05/27/07                                  2,000              2,002
  MortgageIT Trust,
     Ser 2005-2, Cl 1A1 (A)
     5.340%, 05/25/07                                    438                438
  MortgageIT Trust,
     Ser 2005-3, Cl A1 (A)
     5.620%, 05/25/07                                  1,319              1,322
  MortgageIT Trust,
     Ser 2005-4, Cl A1 (A)
     5.360%, 05/25/07                                  1,698              1,702
  MortgageIT Trust,
     Ser 2005-5, Cl A1 (A)
     5.580%, 05/25/07                                  1,591              1,593
  New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (A)
     5.440%, 05/25/07                                     23                 23
  New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2B (A)
     4.990%, 05/25/07                                    700                699
  Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1,
     5.440%, 05/26/07                                    915                915
  Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (A)
     5.120%, 05/25/07                                    147                147
  Option One Mortgage Loan Trust,
     Ser 2005-5, Cl A3 (A)
     5.530%, 05/25/07                                  1,795              1,793
  Option One Mortgage Loan Trust,
     Ser 2006-1, Cl 2A2 (A)
     5.450%, 05/25/07                                  1,590              1,590
  Option One Mortgage Loan Trust,
     Ser 2007-FXD1, Cl 3A3 (A)
     5.611%, 01/25/37                                    305                305
  Option One Mortgage Loan Trust,
     Ser 2007-FXD2, Cl 2A1
     5.900%, 03/25/37                                  1,212              1,212
  Paragon Mortgages PLC,
     Ser 12A, Cl A2C (A) (B)
     5.470%, 05/15/07                                    486                486
  Permanent Master Issuer PLC,
     Ser 2006-1, Cl 2C (A)
     5.760%, 07/16/07                                  1,200              1,236
  Puma Finance Limited,
     Ser S1, Cl A (A) (B)
     5.560%, 05/09/07                                    525                525
  RMAC PLC, Ser 2003-NS4A,
     Cl A2B (A) (B)
     5.656%, 06/12/07                                    315                315
  RMAC PLC, Ser 2005-NS4A,
     Cl A1B (A) (B)
     5.436%, 06/13/07                                    685                686


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
April 30, 2007

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  RMAC Securities PLC,
     Ser 2006-NS2A, Cl A1B (A) (B)
     5.400%, 06/12/07                              $     575        $       575
  Residential Asset Securities,
     Ser 2006-EMX6, Cl A3 (A)
     5.470%, 05/25/07                                  1,005              1,004
  Residential Asset Securities,
     Ser 2006-KS1, Cl A2 (A)
     5.460%, 05/25/07                                    800                800
  Residential Funding Mortgage Securities,
     Ser 2005-SA5, Cl 2A (A)
     5.353%, 11/25/35                                    857                858
  Residential Funding Mortgage,
     Ser 2007-SA2, Cl 2A2
     5.688%, 05/01/07                                  1,200              1,203
  Residential Mortgage Securities Trust,
     Ser 20A, Cl A1B (A) (B)
     5.430%, 05/10/07                                    192                192
  Residential Mortgage Securities Trust,
     Ser 22A, Cl A1B (A) (B)
     5.430%, 05/14/07                                    640                640
  Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1A (A)
     5.590%, 05/20/07                                    215                215
  Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
     5.550%, 05/20/07                                    206                206
  Terra, Ser 1, Cl A1 (A) (B)
     5.450%, 05/15/07                                    865                865
  Washington Mutual,
     Ser 2003-AR3, Cl A5 (A)
     3.930%, 05/01/07                                  1,838              1,819
  Washington Mutual,
     Ser 2006-AR2, Cl 1A1 (A)
     5.330%, 05/01/07                                  1,810              1,802
  Wells Fargo Mortgage Backed Securities,
     Ser 2003-J, Cl 2A4 (A)
     4.451%, 10/25/33                                    821                809
  Wells Fargo Mortgage Backed Securities,
     Ser 2004-BB, Cl A2 (A)
     4.560%, 05/01/07                                    869                861
  Wells Fargo Mortgage Backed Securities,
     Ser 2005-AR16, Cl 3A2 (A)
     5.000%, 05/01/07                                  1,732              1,731
  Wells Fargo Mortgage Backed Securities,
     Ser 2005-AR16, Cl 6A3
     5.000%, 05/01/07                                  2,130              2,113
  Wells Fargo Mortgage Backed Securities,
     Ser 2005-AR4, Cl 2A2 (A)
     4.530%, 05/01/07                                    980                967
  Wells Fargo Mortgage Backed Securities,
     Ser 2006-AR5, Cl 2A1 (A)
     5.530%, 05/01/07                                  1,487              1,492
  Wells Fargo Mortgage Backed Securities,
     Ser 2006-AR6, Cl 2A1 (A)
     5.240%, 05/01/07                                  1,744              1,742
  Wells Fargo Mortgage Backed Securities,
     Ser 2006-AR6, Cl 3A1
     5.100%, 05/01/07                                  1,795              1,796

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  Westpac Securitization Trust,
     Ser 2005-1G, Cl A1 (A)
     5.010%, 06/23/07                              $     454        $       455
  William Street Funding,
     Ser 2006-1, Cl A (A) (B)
     5.590%, 07/24/07                                  1,260              1,260
                                                                    -----------
                                                                        102,974
                                                                    -----------
Total Asset Backed Securities
     (Cost $189,308) ($ Thousands)                                      189,516
                                                                    -----------

CORPORATE BONDS -- 10.5%
AUTO FINANCE -- 1.3%
  DaimlerChrysler MTN, Ser E (A)
     5.890%, 05/01/07                                  2,000              2,010
  Ford Motor Credit MTN (A)
     6.180%, 06/28/07                                  1,250              1,250
                                                                    -----------
                                                                          3,260
                                                                    -----------
BANKS -- 0.7%
  Wachovia (A)
     5.480%, 06/15/07                                  1,750              1,752
                                                                    -----------
CONSUMER PRODUCTS -- 0.8%
  Whirlpool (A)
     5.855%, 06/15/07                                  2,000              2,001
                                                                    -----------
FINANCIAL SERVICES -- 1.8%
  FPL Group Capital
     5.551%, 02/16/08                                  1,755              1,757
  General Electric Capital (A)
     5.445%, 07/28/07                                  1,250              1,251
  International  Lease Finance MTN
     5.300%, 05/01/12                                  1,500              1,502
                                                                    -----------
                                                                          4,510
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 1.3%
  General Mills (A)
     5.485%, 07/23/07                                  1,500              1,501
  Sabmiller PLC (A) (B)
     5.660%, 07/01/07                                  1,705              1,708
                                                                    -----------
                                                                          3,209
                                                                    -----------
INSURANCE -- 2.1%
  Marsh & Mclennan (A)
     5.500%, 07/13/07                                  1,420              1,420
  Monumental Global Funding (A) (B)
     5.560%, 07/16/07                                  1,900              1,901
  Principal Life (A)
     5.520%, 05/15/07                                    750                752
  Travelers Property Casualty
     3.750%, 03/15/08                                  1,000                983
                                                                    -----------
                                                                          5,056
                                                                    -----------
INVESTMENT BANKER/BROKER DEALER -- 2.3%
  Citigroup (A)
     5.380%, 06/28/07                                  1,610              1,609
  Credit Suisse First Boston USA, Ser 1 (A)
     5.458%, 06/02/07                                  1,500              1,503
  Goldman Sachs Group
     5.540%, 02/06/12                                  1,500              1,499


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
April 30, 2007


--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

  Morgan Stanley MTN , Ser G (A)
     5.660%, 07/04/07                              $   1,000        $       998
                                                                    -----------
                                                                          5,609
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 0.2%
  Keyspan
     4.900%, 05/16/08                                    360                359
                                                                    -----------
Total Corporate Bonds
     (Cost $25,750) ($ Thousands)                                        25,756
                                                                    -----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 7.9%
  FHLB
        3.875%, 08/22/08                               2,400              2,367
  FHLMC (A)
        6.988%, 05/01/07                               1,643              1,658
        6.951%, 05/01/07                               1,029              1,033
  FHLMC REMIC , Ser 3153, Cl FX
        5.670%, 05/15/07                               1,974              1,985
  FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                                 364                368
  FHLMC REMIC, Ser 2630, Cl HA
        3.000%, 01/15/17                               1,626              1,527
  FNMA
        6.340%, 02/01/08                               1,272              1,271
  FNMA (A)
        7.243%, 05/01/07                                 725                730
        7.224%, 05/01/07                                  84                 85
        7.202%, 05/01/07                                 758                771
        7.139%, 05/01/07                                 265                266
        7.114%, 05/01/07                                 155                158
        6.814%, 05/01/07                               1,242              1,261
        6.375%, 05/01/07                                 228                228
  FNMA REMIC, Ser 1993-220, Cl FA (A)
        5.943%, 05/25/07                                 201                203
  FNMA REMIC, Ser 1993-58, Cl H
        5.500%, 04/25/23                                 274                275
  FNMA REMIC, Ser 2001-33, Cl FA (A)
        5.770%, 05/25/07                                 372                376
  FNMA REMIC, Ser 2002-63, Cl QF (A)
        5.620%, 05/25/07                                 254                256
  FNMA REMIC, Ser 2002-64, Cl FG (A)
        5.570%, 05/18/07                                 283                284
  FNMA REMIC, Ser 2002-78, Cl AU
        5.000%, 06/25/30                                 933                928
  FNMA REMIC, Ser 2006-39, Cl PB
        5.500%, 07/25/29                               3,061              3,074
  SLMA (A)
        5.470%, 06/15/07                                 206                207
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $19,462) ($ Thousands)                                           19,311
                                                                    -----------

--------------------------------------------------------------------------------
                                                   FACE AMOUNT             VALUE
DESCRIPTION                                      ($ THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------

COLLATERALIZED LOAN OBLIGATIONS -- 0.7%
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
  Babson CLO Ltd.,
     Ser 2007-1A, Cl A1
     5.585%, 07/18/07                              $   1,190        $     1,190
  Franklin CLO Ltd.,
     Ser 4A, Cl A (A) (B)
     5.900%, 06/22/07                                    500                501
                                                                    -----------
Total Collateralized Loan Obligations
(Cost $1,693) ($ Thousands)                                               1,691
                                                                    -----------

COLLATERALIZED DEBT OBLIGATION -- 0.1%
MISCELLANEOUS BUSINESS SERVICES -- 0.1%
  Wadsworth CDO,
     Ser 2006-1A, Cl B (A) (B)
     5.820%, 11/05/46                                   315                 309
                                                                    -----------
Total Collateralized Debt Obligation
  (Cost $315) ($ Thousands)                                                 309
                                                                    -----------

CERTIFICATES OF DEPOSIT -- 1.2%
  Comerica Bank
     5.385%, 06/13/07 (A)                              1,800              1,801
     5.365%, 06/19/09                                  1,200              1,200
                                                                    -----------
Total Certificates of Deposit
  (Cost $3,000) ($ Thousands)                                             3,001
                                                                    -----------

REPURCHASE AGREEMENT (C) -- 1.3%
  UBS Securities LLC
    5.240%, dated 04/30/07, to be
    repurchased on 05/01/07,
    repurchase price $3,104,781
    (collateralized by various U.S.
    Government obligations, ranging
    in par value $5821,532-
    $2,665,000, 5.500%-6.500%, 04/01/37-
    02/01/47, with total
    market value $3,166,877)                           3,100              3,100
                                                                    -----------
Total Repurchase Agreement
  (Cost $3,100) ($ Thousands)                                             3,100
                                                                    -----------

Total Investments -- 99.0%
  (Cost $242,628) ($ Thousands)+                                    $   242,684
                                                                    ===========
Percentages are based on Net Assets of $245,042 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of April 30, 2007 was $39,018 ($Thousands) and represented 15.92% of Net Assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Tri-Party Repurchase Agreement
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on April 30, 2007. The coupon on a step bond changes on a specified date.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
April 30, 2007


CDO -- Collateralized Debt Obligation
CLO -- Collateralized Loan Obligation
Cl -- Class
CMB -- Commercial Mortgage Backed
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association

+ At April 30, 2007, the tax basis cost of the Fund's investments was $242,628, and the unrealized appreciation and depreciation were $523 and $(467) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


A summary of the open futures contracts held by the Fund at April 30, 2007, is as follows:
--------------------------------------------------------------------------------
                 NUMBER OF                                          UNREALIZED
                 CONTRACTS       CONTRACT                          APPRECIATION
     TYPE OF       LONG           VALUE             EXPIRATION    (DEPRECIATION)
    CONTRACT      (SHORT)      ($THOUSANDS)           DATE         ($THOUSANDS)
--------------------------------------------------------------------------------

U.S. 2 Year
Treasury
Note                 54            $11,055         June 2007             $    4

U.S. 10
Year
Treasury
Note                (48)            (5,120)        June 2007                (12)
                                                                    -----------
                                                                         $   (8)
                                                                    ===========


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust

                                             /s/ Robert A. Nesher
By (Signature and Title)*                    -----------------------------------
                                             Robert A. Nesher, President

Date: June 18, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             /s/ Robert A. Nesher
By (Signature and Title)*                    -----------------------------------
                                             Robert A. Nesher, President

Date: June 18, 2007
                                             /s/ Stephen F. Panner
By (Signature and Title)*                    -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: June 18, 2007

* Print the name and title of each signing officer under his or her signature.